INVESTMENTS - Shares in guarantee (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Associates
Value of Investment	R$ 7,526,012
Investment blocked	5,942,747
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP
Associates
Value of Investment	R$ 4,902,846
Percent of block	85.49%
Investment blocked	R$ 4,191,276
AES Tiet Energia S.A.
Associates
Value of Investment	R$ 383,958
Percent of block	74.22%
Investment blocked	R$ 284,989
Energisa Holding
Associates
Value of Investment	R$ 371,418
Percent of block	58.56%
Investment blocked	R$ 217,490
Centrais Eltricas de Santa Catarina S.A. - CELESC
Associates
Value of Investment	R$ 227,237
Percent of block	45.72%
Investment blocked	R$ 103,896
Companhia Energtica do Cear
Associates
Value of Investment	R$ 200,391
Percent of block	10.73%
Investment blocked	R$ 21,493
Auren Energia S.A.
Associates
Value of Investment	R$ 152,425
Percent of block	74.02%
Investment blocked	R$ 112,832
Companhia Energtica de Braslia - CEB
Associates
Value of Investment	R$ 16,330
Percent of block	83.13%
Investment blocked	R$ 13,576
Others
Associates
Value of Investment	1,271,407
Investment blocked	R$ 997,195
Others | Companhia Energtica de Braslia - CEB | Minimum
Associates
Percent of block	64.14%
Others | Companhia Energtica de Braslia - CEB | Maximum
Associates
Percent of block	100.00%